RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 66	€ 59	€ 61
Amounts affecting cost of sales	(2,962)	(2,860)	(2,829)
Amounts affecting operating expenses	(22)	(18)	(1)
Total net amount affecting the consolidated income statement	(2,918)	(2,819)	€ (2,769)
Amounts due from	103	101
Amounts payable	€ 233	€ 166